Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.4%
FedEx Corp. ...................... 105 $ 25,210
United Parcel Service, Inc., Class B ...... 223 31,499
56,709
Beverages — 0.4%
Brown-Forman Corp., Class B, NVS ...... 129 7,245
Constellation Brands, Inc., Class A ....... 222 51,981
59,226
Broadline Retail — 15.4%
Amazon.com, Inc.
(a)
................. 14,441 1,921,953
Coupang, Inc., Class A
(a)
.............. 1,605 27,285
eBay, Inc. ........................ 542 21,263
Etsy, Inc.
(a)
....................... 190 11,837
Kohl's Corp. ...................... 527 11,884
Macy's, Inc. ...................... 1,316 16,029
Nordstrom, Inc. .................... 484 6,766
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 419 32,363
2,049,380
Building Products — 0.1%
Masco Corp. ...................... 247 12,866
Commercial Services & Supplies — 1.2%
Cintas Corp. ...................... 186 94,324
Copart, Inc.
(a)
..................... 1,190 51,789
Driven Brands Holdings, Inc.
(a)
.......... 255 2,902
Vestis Corp.
(a)
..................... 282 4,312
153,327
Consumer Finance — 0.1%
FirstCash Holdings, Inc. .............. 100 10,892
Consumer Staples Distribution & Retail — 21.7%
Albertsons Cos., Inc., Class A .......... 1,338 29,035
BJ's Wholesale Club Holdings, Inc.
(a)
...... 608 41,417
Casey's General Stores, Inc. ........... 210 57,101
Costco Wholesale Corp. .............. 1,930 1,066,209
Dollar General Corp. ................ 1,358 161,656
Dollar Tree, Inc.
(a)
................... 1,161 128,976
Grocery Outlet Holding Corp.
(a)
.......... 509 14,084
Kroger Co. (The) ................... 3,049 138,333
Performance Food Group Co.
(a)
......... 434 25,068
Sprouts Farmers Market, Inc.
(a)
.......... 562 23,615
Sysco Corp. ...................... 700 46,543
Target Corp. ...................... 2,378 263,459
US Foods Holding Corp.
(a)
............. 627 24,415
Walgreens Boots Alliance, Inc. .......... 1,550 32,674
Walmart, Inc. ...................... 5,132 838,620
2,891,205
Distributors — 0.3%
Genuine Parts Co. .................. 126 16,236
Pool Corp. ....................... 81 25,578
41,814
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 110 8,147
Duolingo, Inc., Class A
(a)
.............. 50 7,302
H&R Block, Inc. .................... 436 17,898
Service Corp. International ............ 209 11,374
44,721
Entertainment — 0.6%
(a)
Live Nation Entertainment, Inc. .......... 235 18,805
Madison Square Garden Sports Corp. ..... 31 5,212
Security
Shares
Shares Value
Entertainment (continued)
Netflix, Inc. ....................... 34 $ 13,998
Walt Disney Co. (The) ............... 580 47,322
85,337
Financial Services — 1.4%
Block, Inc., Class A
(a)
................ 812 32,683
Mastercard, Inc., Class A .............. 141 53,065
Toast, Inc., Class A
(a)(b)
............... 744 11,897
Visa, Inc., Class A .................. 380 89,338
186,983
Food Products — 0.4%
Flowers Foods, Inc. ................. 544 11,930
Freshpet, Inc.
(a)
.................... 130 7,462
General Mills, Inc. .................. 76 4,958
Lancaster Colony Corp. .............. 52 8,797
McCormick & Co., Inc., NVS ........... 50 3,195
Tyson Foods, Inc., Class A ............ 379 17,567
53,909
Ground Transportation — 0.7%
(a)
Avis Budget Group, Inc. .............. 36 5,861
Lyft, Inc., Class A ................... 707 6,483
Uber Technologies, Inc. ............... 1,957 84,699
97,043
Health Care Providers & Services — 0.2%
Chemed Corp. ..................... 9 5,064
McKesson Corp. ................... 56 25,500
30,564
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc. ............ 244 3,826
Host Hotels & Resorts, Inc. ............ 1,263 19,551
Ryman Hospitality Properties, Inc. ....... 104 8,902
32,279
Hotels, Restaurants & Leisure — 15.6%
Airbnb, Inc., Class A
(a)
................ 535 63,285
Aramark ......................... 565 15,215
Bloomin' Brands, Inc. ................ 367 8,566
Boyd Gaming Corp. ................. 256 14,144
Brinker International, Inc.
(a)
............ 248 8,412
Caesars Entertainment, Inc.
(a)
.......... 521 20,783
Carnival Corp.
(a)
.................... 1,721 19,723
Cheesecake Factory, Inc. (The) ......... 211 6,556
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 197 382,613
Choice Hotels International, Inc. ......... 113 12,486
Churchill Downs, Inc. ................ 319 35,039
Cracker Barrel Old Country Store, Inc. ..... 133 8,826
Darden Restaurants, Inc. ............. 792 115,260
Domino's Pizza, Inc. ................. 164 55,594
DoorDash, Inc., Class A
(a)
............. 615 46,094
DraftKings, Inc., Class A
(a)
............. 1,016 28,062
Expedia Group, Inc.
(a)
................ 254 24,204
Hilton Grand Vacations, Inc.
(a)(b)
......... 182 6,543
Hilton Worldwide Holdings, Inc. ......... 811 122,891
Hyatt Hotels Corp., Class A ............ 100 10,244
Jack in the Box, Inc. ................. 68 4,296
Light & Wonder, Inc., Class A
(a)
.......... 93 6,799
Marriott International, Inc., Class A ....... 784 147,831
Marriott Vacations Worldwide Corp. ....... 81 7,279
McDonald's Corp. .................. 782 205,017
MGM Resorts International ............ 723 25,247
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,010 13,736
Papa John's International, Inc. .......... 228 14,825
Penn Entertainment, Inc.
(a)
............. 335 6,610

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A
(a)
.......... 532 $ 29,404
Red Rock Resorts, Inc., Class A ......... 163 6,447
Royal Caribbean Cruises Ltd.
(a)
......... 404 34,231
SeaWorld Entertainment, Inc.
(a)
......... 118 5,083
Shake Shack, Inc., Class A
(a)
........... 163 9,135
Starbucks Corp. .................... 2,716 250,524
Sweetgreen, Inc., Class A
(a)
............ 518 5,351
Texas Roadhouse, Inc. ............... 417 42,342
Travel + Leisure Co. ................. 214 7,282
Vail Resorts, Inc. ................... 126 26,743
Wendy's Co. (The) .................. 719 13,675
Wingstop, Inc. ..................... 233 42,585
Wyndham Hotels & Resorts, Inc. ........ 344 24,906
Wynn Resorts Ltd. .................. 238 20,892
Yum! Brands, Inc. .................. 1,034 124,969
2,079,749
Household Durables — 0.3%
DR Horton, Inc. .................... 82 8,561
Tempur Sealy International, Inc. ......... 412 16,451
Toll Brothers, Inc. ................... 165 11,667
36,679
Household Products — 0.7%
Colgate-Palmolive Co. ............... 187 14,048
Procter & Gamble Co. (The) ........... 543 81,466
95,514
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ........... 44 8,063
Interactive Media & Services — 0.5%
(a)
IAC, Inc. ......................... 114 4,851
Match Group, Inc. .................. 210 7,266
Meta Platforms, Inc., Class A ........... 164 49,408
Snap, Inc., Class A, NVS .............. 766 7,668
69,193
IT Services — 0.1%
GoDaddy, Inc., Class A
(a)
.............. 163 11,936
Leisure Products — 0.1%
(a)
Mattel, Inc. ....................... 357 6,811
YETI Holdings, Inc. ................. 225 9,567
16,378
Machinery — 0.1%
Parker-Hannifin Corp. ................ 30 11,067
Snap-on, Inc. ..................... 10 2,580
13,647
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ...... 384 10,905
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
............... 233 7,370
American Airlines Group, Inc.
(a)
.......... 668 7,448
Southwest Airlines Co. ............... 1,019 22,653
United Airlines Holdings, Inc.
(a)
.......... 226 7,912
45,383
Personal Care Products — 0.2%
Coty, Inc., Class A
(a)
................. 984 9,220
elf Beauty, Inc.
(a)
................... 164 15,192
Inter Parfums, Inc. .................. 11 1,398
25,810
Security
Shares
Shares Value
Professional Services — 0.1%
Robert Half, Inc. ................... 129 $ 9,645
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C, NVS
(a)
....... 264 9,570
Residential REITs — 0.1%
Invitation Homes, Inc. ................ 264 7,838
Specialized REITs — 0.1%
VICI Properties, Inc. ................. 483 13,476
Specialty Retail — 31.1%
Academy Sports & Outdoors, Inc. ........ 478 21,434
Advance Auto Parts, Inc. .............. 253 13,164
American Eagle Outfitters, Inc. .......... 848 14,815
Asbury Automotive Group, Inc.
(a)
......... 75 14,353
AutoNation, Inc.
(a)
................... 125 16,260
AutoZone, Inc.
(a)
................... 89 220,465
Bath & Body Works, Inc. .............. 1,062 31,488
Best Buy Co., Inc. .................. 552 36,885
Boot Barn Holdings, Inc.
(a)
............. 157 10,911
Burlington Stores, Inc.
(a)
.............. 439 53,132
CarMax, Inc.
(a)
..................... 734 44,840
Carvana Co., Class A
(a)
............... 234 6,318
Chewy, Inc., Class A
(a)
............... 415 8,022
Dick's Sporting Goods, Inc. ............ 432 46,202
Five Below, Inc.
(a)
................... 324 56,370
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 570 46,968
Foot Locker, Inc. ................... 362 7,598
GameStop Corp., Class A
(a)(b)
........... 1,012 13,935
Gap, Inc. (The) .................... 1,355 17,344
Home Depot, Inc. (The) .............. 4,735 1,348,007
Lithia Motors, Inc., Class A ............ 105 25,432
Lowe's Cos., Inc. ................... 2,661 507,107
Murphy USA, Inc. .................. 72 26,114
O'Reilly Automotive, Inc.
(a)
............. 388 361,011
RH
(a)
........................... 91 19,834
Ross Stores, Inc. ................... 2,455 284,706
Signet Jewelers Ltd. ................. 183 12,779
TJX Cos., Inc. (The) ................. 5,884 518,204
Tractor Supply Co. .................. 631 121,505
Ulta Beauty, Inc.
(a)
.................. 384 146,423
Urban Outfitters, Inc.
(a)(b)
.............. 341 11,805
Valvoline, Inc. ..................... 341 10,117
Wayfair, Inc., Class A
(a)
............... 277 11,803
Williams-Sonoma, Inc. ............... 333 50,030
4,135,381
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ....................... 451 77,017
Textiles, Apparel & Luxury Goods — 4.7%
Capri Holdings Ltd.
(a)
................ 479 24,515
Carter's, Inc. ...................... 217 14,574
Columbia Sportswear Co. ............. 98 7,233
Crocs, Inc.
(a)
...................... 208 18,579
Deckers Outdoor Corp.
(a)
.............. 104 62,094
Kontoor Brands, Inc. ................. 263 12,216
Lululemon Athletica, Inc.
(a)
............. 574 225,858
NIKE, Inc., Class B ................. 1,803 185,294
Ralph Lauren Corp., Class A ........... 112 12,603
Skechers USA, Inc., Class A
(a)
.......... 326 15,720
Steven Madden Ltd. ................. 353 11,575
Tapestry, Inc. ...................... 804 22,158
VF Corp. ........................ 836 12,314
624,733

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Fastenal Co. ...................... 503 $ 29,345
Ferguson plc ...................... 462 69,392
MSC Industrial Direct Co., Inc., Class A .... 84 7,959
SiteOne Landscape Supply, Inc.
(a)
........ 101 13,915
WW Grainger, Inc. .................. 38 27,734
148,345
Total Long-Term Investments — 99.4%
(Cost: $13,233,452) .............................. 13,245,517
Short-Term Securities
Money Market Funds — 2.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 277,128 277,238
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 68,234 68,234
Total Short-Term Securities — 2.6%
(Cost: $345,414) ................................ 345,472
Total Investments — 102.0%
(Cost: $13,578,866 ) .............................. 13,590,989
Liabilities in Excess of Other Assets — (2.0)% ............ (271,860)
Net Assets — 100.0% ..............................
$ 13,319,129
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 158,080 $ 119,122
(a)
$ — $ 9 $ 27 $ 277,238 277,128 $ 222
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 73,037 — (4,803)
(a)
— — 68,234 68,234 1,047 —
$ 9 $ 27 $ 345,472 $ 1,269 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,245,517 $ — $ — $ 13,245,517
Short-Term Securities
Money Market Funds ...................................... 345,472 — — 345,472
$ 13,590,989 $ — $ — $ 13,590,989
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust